Share capital (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	May 10, 2005	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share capital [Abstract]
Authorized share capital, shares (in shares)		800,000,000	800,000,000	800,000,000
Authorized share capital		$ 1,600	$ 1,600	$ 1,600
Issued and fully paid share capital, shares (in shares)		469,250,933	443,308,487	399,133,216
Issued and fully paid share capital		938	887	798
Treasury shares held by Company, shares (in shares)		(1,478,759)	(182,796)	(110,200)
Treasury shares held by Company		(3)	(1)	0
Outstanding shares in issue, shares (in shares)		467,772,174	443,125,691	399,023,016
Outstanding shares in issue		$ 935	$ 886	$ 798
Common shares, par value (in dollars per share)	$ 2	$ 2	$ 2		$ 2
Number of shares issued (in shares)	6,000
Number of shares issued due to conversion of convertible debt instruments (in shares)		25,942,446